Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 644	$ 1,059
Restricted cash	314	315
Accounts receivable, net	11,703	10,565
Inventories	16,927	18,553
Deposits, prepayments and other receivables	9,280	3,949
Total current assets	41,271	36,521
Non-current assets:
Property and equipment, net	1,970	2,129
Right-of-use assets, net	2,165	657
Deferred tax assets	934	837
Total non-current assets	6,281	4,897
TOTAL ASSETS	47,552	41,418
Current liabilities:
Accounts payable and accrued liabilities	6,442	5,298
Customer deposits	10,469	5,647
Bank borrowings	17,578	17,686
Lease liabilities	1,070	246
Income tax payable	18	100
Total current liabilities	39,759	34,444
Long-term liabilities:
Bank borrowings	1,151	1,241
Lease liabilities	1,386	648
Deferred tax liabilities	78	112
Total long-term liabilities	2,615	2,001
TOTAL LIABILITIES	42,374	36,445
Shareholders’ equity
Preferred Shares, 25,000,000 authorized with par value of $0.0005 each, none issued or outstanding as of June 30, 2026 and December 31, 2025, respectively
Ordinary shares, 200,000,000 authorized comprise of 150,000,000 Class A and 25,000,000 Class B shares, with par value of $0.0005 each, 16,170,624 and 16,527,249 ordinary shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	8	8
Additional paid-in capital	1,006	1,006
Accumulated other comprehensive loss	(604)	(535)
Retained earnings	4,768	4,494
Total shareholders’ equity	5,178	4,973
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	47,552	41,418
Related Party [Member]
Current assets:
Amounts due from related parties	2,403	2,080
Non-current assets:
Amount due from related parties	1,212	1,274
Current liabilities:
Amounts due to related parties	$ 4,182	$ 5,467